INVESTMENT MANAGERS SERIES TRUST

235 West Galena Street

Milwaukee, Wisconsin 53212

December 30, 2021

Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust (the “Registrant”) File No. 333-122901 and 811-21719 on behalf of the 361 Global Long/Short Equity Fund and 361 Domestic Long/Short Equity Fund (the “Funds”)

Dear Sir or Madam:

On behalf of the Registrant, the Registrant is filing Post-Effective Amendment No. 1168 to its Registration Statement on Form N-1A pursuant to Rule 485(a)(1) for the purposes of: i) disclosing a change in the Funds’ investment adviser from 361 Capital, LLC to Hamilton Lane Advisors, L.L.C.; ii) disclosing a change in the Funds’ sub-adviser, Allspring Global Investments, LLC (formerly, Wells Capital Management, Inc.); and iii) making other non-material changes to the Funds’ Prospectus and Statement of Additional Information.

Please direct your comments to Diane J. Drake at (626) 385-5777 or diane.drake@mfac-ca.com.

Sincerely,

/s/ CARMEN M. CASTILLO-ANDINO

Carmen M. Castillo-Andino

Investment Managers Series Trust